Average Annual Total Returns{- Fidelity Small Cap Stock K6 Fund} - 04.30 Fidelity Small Cap Stock K6 Fund PRO-06 - Fidelity Small Cap Stock K6 Fund	Fidelity Small Cap Stock K6 Fund Return Before Taxes Past 1 year	Fidelity Small Cap Stock K6 Fund Return Before Taxes Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	20.95%	13.10%	[1]	14.82%	12.53%	[1]

[1]	(a)From May 25, 2017